Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Scheduled Maturities of Advances and Notes Payable

As of December 31, 2013, the scheduled maturities of these long term borrowings are as follows:

Year ending December 31,
(dollars in thousands)

2015	$12
2016	12
2017	12
2018	11,127
2019	—
Thereafter	—

Total	$11,163